SCHEDULE OF ORDINARY SHARES SUBJECT TO REDEMPTION CONSIST (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance		$ 43,704,000	$ 43,704,000	$ 304,675,000	$ 304,675,000
Balance, shares		3,931,719	3,931,719
Less: Public Shares redeemed, value			$ (42,661,000)	(265,050,000)	(265,050,000)
Balance	$ 1,531,000		$ 1,531,000		$ 43,704,000	304,675,000
Balance, shares	134,550		134,550		3,931,719
Class A Ordinary Shares Subject To Redemption [Member]
Gross proceeds of Public Offering, value							$ 300,000,000
Gross proceeds of Public Offering, shares							30,000,000
Less: Proceeds allocated to Public Warrants, value							$ (14,100,000)
Less: Proceeds allocated to Public Warrants, shares
Offering costs, value							$ (16,254,000)
Offering costs, shares
Plus: Accretion of carrying value to redemption, value	$ 215,000	$ 273,000			$ 4,079,000	$ 4,675,000	$ 30,354,000
Plus: Accretion of carrying value to redemption, shares
Balance	$ 20,209,000	$ 43,704,000	$ 43,704,000	$ 304,675,000	$ 304,675,000	$ 300,000,000
Balance, shares	1,794,585	3,931,719	3,931,719	30,000,000	30,000,000	30,000,000
Less: Public Shares redeemed, value	$ (18,893,000)	$ (23,768,000)
Less: Public Shares redeemed, shares	(1,660,035)	(2,137,134)	(2,137,134)
Less: Class A Ordinary Shares redeemed, value					$ (265,050,000)
Less: Class A Ordinary Shares redeemed, shares					(26,068,281)
Balance	$ 1,531,000	$ 20,209,000	$ 1,531,000		$ 43,704,000	$ 304,675,000	$ 300,000,000
Balance, shares	134,550	1,794,585	134,550		3,931,719	30,000,000	30,000,000